Interest expense and finance costs (Tables)	9 Months Ended
Sep. 30, 2019
Interest expense and finance costs
Schedule of Interest expense and finance costs

	Three months ended
	Sep 30, 2019	Sep 30, 2018
Interest incurred	5,840,869	5,699,572
Amortization of deferred finance fees	504,023	618,188
	6,344,892	6,317,760

	Nine months ended
	Sep 30, 2019	Sep 30, 2018
Interest incurred	18,581,369	16,430,560
Amortization of deferred finance fees	1,526,417	1,814,391
Write-off of deferred finance fees in relation to refinancing	—	414,897
	20,107,786	18,659,848